24. Condensed Parent Company Financial Statements (Tables)	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheet
CONDENSED BALANCE SHEETS
	2015	2014
ASSETS
Cash	$14	$331
Other investments	102	102
Equity in subsidiary	53,444	52,295
Other assets	—	74

Total Assets	$53,560	$52,802

STOCKHOLDERS’ EQUITY	$53,560	$52,802

Condensed Income Statement
CONDENSED STATEMENTS OF INCOME
	2015	2014

Interest and dividend income	$4	$48
Other income	—	11
Interest expense	—	(356)
Operating expense	(95)	(155)
	(91)	(452)

Income tax benefit	31	154
Equity in undistributed earnings of subsidiary	1,397	2,824

Net income	$1,337	$2,526

Condensed Cash Flow Statement
CONDENSED STATEMENTS OF CASH FLOWS
	2015	2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$1,337	$2,526
Adjustments to reconcile net income to net cash Used in operating activities:
Depreciation and amortization	—	24
Equity in undistributed earnings of subsidiary	(1,397)	(2,824)
(Increase) decrease in other assets	43	207
Increase (decrease) in other liabilities	—	(1,636)

Net cash used in operating activities	(17)	(1,703)

CASH FLOWS FROM INVESTING ACTIVITIES:

Capital contributed to subsidiary bank	(300)	(7,900)

Net cash (used in) investing activities	(300)	(7,900)

CASH FLOWS FROM FINANCING ACTIVITIES:
Net increase (decrease) in Short Term Borrowings	—	(3,450)
Issuance of Common Stock	—	9,418
Issuance of Preferred Stock	—	6,938
Redemption of capital securities	—	(3,150)

Net cash provided by financing activities	—	9,756

Net increase (decrease) in cash and cash equivalents	(317)	153

CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	331	178

CASH AND CASH EQUIVALENTS AT END OF YEAR	$14	$331